Other equity reserves	12 Months Ended
Mar. 31, 2020
Disclosure of reserves within equity [abstract]
Other equity reserves
Other equity reserves

Other equity reserves are different categories of equity as required by accounting standards and represent the impact of a number of our historical transactions.

Other equity reserves comprise the translation reserve (see accounting policy D in note 1), cash flow hedge reserve and the cost of hedging reserve (see note 32), available-for-sale reserve, debt instruments at fair value through other comprehensive income reserve (FVOCI debt) and equity investments at fair value through other comprehensive income reserve (FVOCI equity) (see note 15), the capital redemption reserve and the merger reserve.
The merger reserve arose as a result of the application of merger accounting principles under the then prevailing UK GAAP, which under IFRS 1 was retained for mergers that occurred prior to the IFRS transition date. Under merger accounting principles, the difference between the carrying amount of the capital structure of the acquiring vehicle and that of the acquired business was treated as a merger difference and included within reserves. The merger reserve represents the difference between the carrying value of subsidiary undertaking investments and their respective capital structures following the Lattice demerger from BG Group plc and the 1999 Lattice refinancing.
The cash flow hedge reserve will amortise as the committed future cash flows from borrowings are paid or capitalised in fixed assets (as described in note 32). Cost of hedging, FVOCI debt, and FVOCI equity reserves arose as a result of the adoption of IFRS 9 on 1 April 2018. See note 15 for further detail on available-for-sale, FVOCI debt and FVOCI equity reserves and note 32 in respect of cost of hedging reserve.
As the amounts included in other equity reserves are not attributable to any of the other classes of equity presented, they have been disclosed as a separate classification of equity.

	Translation £m	Cash flow hedge £m	Cost of hedging £m	Available- for-sale £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2017	894	103	—	162	—	—	—	19	(5,165)	(3,987)
Exchange adjustments¹	(504)	—	—	—	—	—	—	—	—	(504)
Net gains/(losses) taken to equity²	—	296	—	(30)	—	—	—	—	—	266
Share of net gains of associates taken to equity	—	5	—	—	—	—	—	—	—	5
Transferred from profit or loss²	—	(280)	—	(73)	—	—	—	—	—	(353)
Tax	—	4	—	29	—	—	—	—	—	33
At 31 March 2018 (as previously reported)	390	128	—	88	—	—	—	19	(5,165)	(4,540)
Transfer on transition to IFRS 9	—	(3)	76	(88)	34	46	7	—	—	72
At 1 April 2018 (as restated)	390	125	76	—	34	46	7	19	(5,165)	(4,468)
Exchange adjustments¹	346	—	—	—	—	—	—	—	—	346
Net (losses)/gains taken to equity²	—	(206)	(107)	—	—	2	7	—	—	(304)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	—	1
Transferred to profit or loss²	—	166	41	—	—	—	—	—	—	207
Net losses in respect of cash flow hedging of capital expenditure	—	(13)	—	—	—	—	—	—	—	(13)
Tax	—	6	7	—	—	—	(1)	—	—	12
Cash flow hedges transferred to the statement of financial position, net of tax	—	(18)	—	—	—	—	—	—	—	(18)
At 1 April 2019	736	61	17	—	34	48	13	19	(5,165)	(4,237)
Exchange adjustments¹	550	—	—	—	—	—	—	—	—	550
Net losses taken to equity	—	(142)	(33)	—	(13)	(15)	(3)	—	—	(206)
Share of net losses of associates taken to equity	—	(5)	—	—	—	—	—	—	—	(5)
Transferred to profit or loss	—	14	(45)	—	—	—	—	—	—	(31)
Net losses in respect of cash flow hedging of capital expenditure	—	(17)	—	—	—	—	—	—	—	(17)
Tax	—	29	11	—	4	(2)	—	—	—	42
Cash flow hedges transferred to the statement of financial position, net of tax	—	(15)	—	—	—	—	—	—	—	(15)
At 31 March 2020	1,286	(75)	(50)	—	25	31	10	19	(5,165)	(3,919)

1.
The exchange adjustments recorded in the translation reserve comprise a gain of £545 million (2019: gain of £896 million; 2018: loss of £1,304 million) relating to the translation of foreign operations offset by a gain of £5 million (2019: loss of £550 million; 2018: gain of £800 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non-sterling denominated subsidiaries.

2.
Following a review in the year, we have changed our presentation of spot foreign exchange movements on derivatives designated in cash flow hedges of foreign currency risk and interest rates. This has no net impact on the consolidated statement of comprehensive income. It has resulted in a prior year gross up to £166 million (2018: £277 million) to ‘Net losses taken to equity’ with an equal and offsetting gross up to ‘Transferred to profit or loss’.